Long-Term Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 01, 2015	Feb. 02, 2014
Debt Instrument [Line Items]
Debt outstanding	$ 430,000	$ 525,165
Current installments		(1,500)
Long-term debt, less current installments, net of unamortized discount	429,020	484,177
New Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt outstanding	430,000
Unamortized debt discount	(980)
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Debt outstanding		144,375
Unamortized debt discount		(550)
11% Senior Notes [Member]
Debt Instrument [Line Items]
Debt outstanding		200,000
12.25% Senior Discount Notes [Member]
Debt Instrument [Line Items]
Debt outstanding		180,790
Unamortized debt discount		$ (38,938)